Note 46 Fixed remuneration of senior management (Details) - EUR (€) € in Thousands	Jun. 30, 2026		Jun. 30, 2025
Fixed remuneration of senior management [Line Items]
Fixed remuneration of senior management	€ 10,672	[1]	€ 10,010	[2]

[1]	(1) In the first half of 2026 financial year, the fixed remuneration now includes the former fixed allowances for vehicle leasing and others.
[2]	(2) For comparative purposes, the total fixed remuneration for the first half of the 2025 financial year includes the amounts corresponding to the former fixed allowances for vehicle leasing and others received by the members of Senior Management, which in previous financial years were reported separately in the interim consolidated financial statements